Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The Company’s goodwill was recognized upon the acquisitions of various companies including, but not limited to, Oberlo UAB, which was acquired during the year ended December 31, 2017, Kit CRM Inc. and Boltmade Inc., which were both acquired during the year ended December 31, 2016. Goodwill is attributable to the Company’s single reporting unit.

The Company performed its annual impairment test of goodwill as at September 30, 2017. The Company exercised its option to bypass the qualitative assessment pursuant to ASC 350, Intangibles - Goodwill and Other, and perform a quantitative analysis. The Company determined that the consolidated business is represented by a single reporting unit and concluded that the estimated fair value of the reporting unit was greater than its carrying amount. As a result, the second step of the two-step goodwill impairment test was not required.
No goodwill impairment was recognized for the years ended December 31, 2017 and 2016.
The gross changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
	$	$
Balance, beginning of the year	15,504	2,373
Acquisition of Oberlo UAB	4,813	—
Acquisition of Kit CRM Inc.	—	6,929
Acquisition of Boltmade, Inc.	—	5,450
Other Acquisitions	—	752
Balance, end of the year	20,317	15,504